ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES
REAL ESTATE PROPERTIES
Real estate properties (including real estate properties held for sale), consist of the following:

September 30, 2016 Balance
Land	$128,409
Building	684,133
Building improvements	25,717
Real estate properties	838,259
Accumulated depreciation	(44,687)
Total real estate properties, net	$793,572

A summary of activity in real estate properties (including properties held for sale), for the year ended September 30, 2016, follows (dollars in thousands):

	September 30, 2015 Balance	Additions	Capitalized Costs and Improvements	Sales	Depreciation, Amortization and other Reductions	September 30, 2016 Balance
Multi-family	$605,040	$318,680	$39,611	$(157,174)	$(23,072)	$783,085
Land - Daytona, FL	7,972	—	49	—	—	8,021
Shopping centers/retail - Yonkers, NY	2,574	—	—	—	(108)	2,466

Total real estate properties	$615,586	$318,680	$39,660	$(157,174)	$(23,180)	$793,572

The acquisitions completed in the year ended September 30, 2016 and described in Note 3-Acquisitions, Dispositions and Impairment Charges, have been accounted for as business combinations. The purchase prices were allocated to the acquired assets and assumed liabilities based on management's estimate of fair value of these acquired assets and assumed liabilities at the dates of acquisition. The preliminary measurements of fair value reflected below are subject to change. The Trust expects to finalize the valuations and complete the purchase price allocations within one year from the date of the applicable acquisition.
The following table summarizes the preliminary allocations of the purchase prices of assets acquired during the year ended September 30, 2016 (dollars in thousands):

Preliminary Purchase Price Allocation
Land	$53,054
Buildings and Improvements	264,474
Lease Intangibles	1,152
Total Consideration	$318,680

NOTE 2—REAL ESTATE PROPERTIES (continued)
The preliminary measurements of fair value reflected above are subject to change. The Trust expects to finalize the valuations and complete the purchase price allocation as soon as practicable but in no event beyond one year from the date of the applicable acquisition.
The following table summarizes the preliminary allocations of the purchase price of ten properties purchased between July 1, 2015 and September 30, 2016, and the finalized allocation of the purchase price, as adjusted, as of September 30, 2016 (dollars in thousands):

	Preliminary Purchase Price Allocation	Adjustments	Finalized Purchase Price Allocation

Land	$42,361	$(6,568)	$35,793
Buildings and Improvements	260,107	4,999	265,106
Acquisition-related intangible assets (in acquired lease intangibles, net) (1)	733	1,569	2,302
Total Consideration	$303,201	$—	$303,201

A summary of the Trust's multi-family properties by state as and for the year ended September 30, 2016, is as follows (dollars in thousands):

Location	Number of Units at September 30, 2016	2016 Revenue	% of 2016 Revenue
Texas	2,750	$19,957	22%
Florida	1,186	15,652	17%
Georgia	1,309	14,576	16%
Tennessee	456	9,735	11%
Alabama	826	6,966	8%
South Carolina	1,033	6,613	8%
Missouri	420	3,854	4%
Indiana	400	3,152	4%
Kansas	—	3,132	3%
Mississippi	776	2,678	3%
Ohio	264	2,440	3%
Arkansas	—	783	1%
	9,420	$89,538	100%
Future minimum rentals to be received by the Trust pursuant to non-cancellable operating leases with terms in excess of one year, from a commercial property owned by the Trust at September 30, 2016, are as follows (dollars in thousands):

Year Ending September 30,	Amount
2017	$1,103
2018	1,120
2019	1,120
2020	1,120
2021	1,129
Thereafter	5,685
Total	$11,277
Leases at the Trust's multi-family properties are generally for a term of one year or less and are not reflected in the above table.
ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES
Property Acquisitions
The table below provides information for the year ended September 30, 2016 regarding the Trust's purchases of multi-family properties (dollars in thousands):

Location	Purchase Date	No. of Units	Purchase Price	Acquisition Mortgage Debt	Initial BRT Equity	Ownership Percentage	Property Acquisition Costs
N. Charleston, SC	10/13/2015	271	$3,625	$—	$6,558	65%	$—
La Grange, GA	11/18/2015	236	22,800	16,051	6,824	100%	57
Katy, TX	1/22/2016	268	40,250	30,750	8,150	75%	382
Macon, GA	02/01/16	240	14,525	11,200	3,250	80%	158
Southaven, MS	2/29/2016	392	35,000	28,000	5,856	60%	413
San Antonio, TX	5/6/2016	288	35,150	26,400	6,688	65%	539
Dallas, TX	5/11/2016	494	37,000	27,938	6,750	50%	567
Columbia, SC	5/31/2016	204	17,000	12,934	4,930	80%	302
Atlanta, GA	8/15/2016	271	39,125	27,375	10,769	74%	577
Southaven, MS	9/1/2016	384	38,205	30,564	6,060	60%	347
San Antonio, TX	9/19/2016	288	36,000	27,000	8,060	72%	510
		3,336	$318,680	$238,212	$73,895		$3,852

Subsequent to September 30, 2016, the Trust purchased three multi-family properties with 933 units, including a 5.8 acre parcel of land on which it contemplates constructing 339 multi-family units. Information regarding these purchases is set forth below (dollars in thousands):

Location	Purchase Date	No. of Units	Purchase Price	Acquisition Mortgage Debt	Initial BRT Equity	Ownership Percentage	Estimated Property Acquisition Costs
Fredricksburg, VA	11/04/2016	220	$38,490	$29,940	$8,720	80%	$643
Columbia, SC	11/10/2016	374	58,300	41,000	5,670	32%	71
Columbia, SC (1)	11/10/2016	339	5,915	—	8,665	46%	—
		933	$102,705	$70,940	$23,055		$714
(1) Represents the purchase of a 5.8 acre parcel of land on which the Trust contemplates the construction of 339 multi-family units.
NOTE 3—ACQUISITIONS, DISPOSITIONS AND IMPAIRMENT CHARGES - (continued)
Property Dispositions
The following table is a summary of the real estate properties disposed of by the Trust in the year ended September 30, 2016 (dollars in thousands):

Location	Sale Date	No. of Units	Sales Price	Gain on Sale	Non-controlling partner portion of gain
Cordova, TN	3/2/2016	464	31,100	6,731	2,195
Kennesaw, GA	3/15/2016	450	64,000	17,462	10,037
Pooler, GA	4/6/2016	300	38,500	5,710	1,405
Collierville, TN	6/1/2016	324	34,300	4,586	917
Little Rock, AK (1)	6/6/2016	172	2,372	386	—
Wichita, KS	9/1/2016	496	30,400	10,718	4,241
		2,206	$200,672	$45,593	$18,795
(1) Reflects the sale of a partnership interest
The Trust also sold two cooperative units located in Manhattan, NY for $1,377,000 and recognized a gain of $1,271,000 on the sales.
The following table is a summary of the real estate properties disposed of by the Trust subsequent to the year ended September 30, 2016 (dollars in thousands):

Location	Sale Date	No. of Units	Sales Price	Gain on Sale	Non-controlling partner portion of gain
Greenville, SC	10/19/2016	350	$68,000	$18,937	$9,669
Panama City, FL	10/26/2016	160	14,720	7,390	3,732
Atlanta, GA	11/21/2016	350	36,750	8,796	4,046
Hixon, TN	11/30/2016	156	10,775	479	120
		1,016	$130,245	$35,602	$17,567

Impairment Charges
The Trust reviews each real estate asset owned, including those held through investments in unconsolidated joint ventures, for impairment when there is an event or a change in circumstances indicating that the carrying amount may not be recoverable. The Trust measures and records impairment losses, and reduces the carrying value of properties, when indicators of impairment are present and the expected undiscounted cash flows related to those properties are less than their carrying amounts. In cases where the Trust does not expect to recover its carrying costs on properties held for use, the Trust reduces its carrying costs to fair value, and for properties held for sale, the Trust reduces its carrying value to the fair value less costs to sell. During the years ended September 30, 2016, 2015, and 2014, no impairment charges were recorded. Management does not believe that the values of any properties are impaired as of September 30, 2016.
REAL ESTATE PROPERTY HELD FOR SALE

At September 30, 2016, the Sandtown Vistas property in Atlanta, GA and the Spring Valley property in Panama City, FL were held for sale. The Sandtown Vista property, which had a book value of $27,076,000, was sold on November 21, 2016. The Trust estimates it will recognize a gain on the sale of the property of approximately $8,800,000 of which approximately $4,000,000 will be allocated to the non-controlling partner. The Spring Valley property, which had a book value of $6,920,000, was sold on October 26, 2016. The Trust estimates it will recognize a gain on the sale of the property of $7,400,000 of which approximately $3,700,000 will be allocated to the non-controlling partner.